Cover	Aug. 04, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	OneSpan Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-24389
Entity Tax Identification Number	36-4169320
Entity Address, Address Line One	1 Marina Park Drive
Entity Address, Address Line Two	Unit 1410
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	312
Local Phone Number	766-4001
Title of 12(b) Security	Common Shares
Trading Symbol	OSPN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001044777